Shareholders' Equity (Details) - $ / shares	6 Months Ended
	Jun. 30, 2021	Feb. 16, 2021	Dec. 31, 2020
Shareholders' Equity (Details) [Line Items]
Preference shares, authorized	1,000,000		1,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Preference shares, issued
Preference shares, outstanding
Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preference shares, issued	0		0
Preference shares, outstanding	0		0
Class A Ordinary Shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized	300,000,000		300,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, issued	2,676,120		0
Ordinary shares, outstanding	2,676,120		0
Ordinary shares subject to possible redemption	29,823,880		0
Converted basis, percentage	20.00%
Common Class B [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized	30,000,000		30,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, issued	8,625,000		8,625,000
Ordinary shares, outstanding	8,625,000	8,625,000	8,625,000
Shareholders' equity, description	On December 28, 2020, the Company issued 7,906,250 Class B ordinary shares. On February 16, 2021, the Company effected a share dividend of 718,750 Class B ordinary shares to the Sponsor, resulting in there being an aggregate of 8,625,000 Class B ordinary shares outstanding. Of the of 8,625,000 Class B ordinary shares outstanding, up to 1,125,000 Class B ordinary shares were subject to forfeiture, to theCompany by the Initial Shareholders for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Class B ordinary shares would collectively represent 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The underwriters partially exercised their over-allotment option to purchase an additional 2,500,000 Units on February 19, 2021 and on April 2, 2021, the over-allotment option on the remaining Units expired unexercised by the underwriters; thus, 500,000 Class B ordinary shares were subsequently forfeited.
Common Class B [Member] | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized			30,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Ordinary shares, issued			7,906,250
Ordinary shares, outstanding			7,906,250
Common Class B [Member] | Previously Reported [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Shares subject to forfeiture			1,031,250